UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments.

Aristotle /Saul Global Opportunities Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 85.8%
	COMMUNICATIONS – 2.0%
54,100	KDDI Corp.	$1,661,866

	CONSUMER DISCRETIONARY – 3.3%
17,700	Cie Financiere Richemont S.A.	1,078,580
37,800	Lennar Corp. - Class A	1,600,452
		2,679,032
	CONSUMER STAPLES – 12.7%
17,800	Diageo PLC - ADR	2,065,512
48,800	Mondelez International, Inc. - Class A	2,142,320
484,000	Stock Spirits Group PLC	967,686
39,700	Toyo Suisan Kaisha Ltd.	1,671,703
35,000	Unilever N.V.	1,613,500
23,700	Walgreens Boots Alliance, Inc.	1,910,694
		10,371,415
	ENERGY – 7.4%
205,000	Cameco Corp.	1,754,800
93,500	Peyto Exploration & Development Corp.	2,623,986
20,600	Schlumberger Ltd.	1,619,984
		5,998,770
	FINANCIALS – 9.8%
22,500	Ameriprise Financial, Inc.	2,244,825
120,000	Bank of America Corp.	1,878,000
44,200	Erste Group Bank A.G. *	1,309,069
42,100	PayPal Holdings, Inc.*	1,724,837
278,000	Uranium Participation Corp.*	830,610
		7,987,341
	HEALTH CARE – 14.4%
174,100	Astellas Pharma, Inc.	2,701,507
55,300	Baxter International, Inc.	2,632,280
30,600	Danaher Corp.	2,398,734
181,000	Hypermarcas S.A.	1,551,095
28,850	Medtronic PLC	2,492,640
		11,776,256
	INDUSTRIALS – 7.2%
125,700	Experian PLC	2,515,629
117,400	Kubota Corp.	1,752,230
67,500	Kurita Water Industries Ltd.	1,590,898
		5,858,757

Aristotle /Saul Global Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	MATERIALS – 18.0%
39,400	Agnico Eagle Mines Ltd.	$2,134,692
750,000	Centamin PLC	1,442,644
1,000	Givaudan S.A.	2,034,998
12,300	Martin Marietta Materials, Inc.	2,203,053
116,000	Newcrest Mining Ltd.	1,970,029
19,300	PPG Industries, Inc.	1,994,848
291,600	Sandfire Resources NL	1,124,800
186,000	Toray Industries, Inc.	1,795,710
		14,700,774
	TECHNOLOGY – 9.0%
24,600	Dassault Systemes	2,134,192
45,700	Microsoft Corp.	2,632,320
2,210	Samsung Electronics Co., Ltd.	2,588,551
		7,355,063
	UTILITIES – 2.0%
29,350	National Fuel Gas Co.	1,586,954

	TOTAL COMMON STOCKS (Cost $62,671,151)	69,976,228

Principal Amount

	CORPORATE BOND – 0.1%
$1,320,000	Arch Coal, Inc. 8.000%, 1/15/2019[1,2,3]	63,525

	TOTAL CORPORATE BONDS (Cost $907,024)	63,525

	SHORT-TERM INVESTMENTS – 14.1%
11,548,495	UMB Money Market Fiduciary, 0.010%[4]	11,548,495

	TOTAL SHORT-TERM INVESTMENTS (Cost $11,548,495)	11,548,495

	TOTAL INVESTMENTS – 100.0% (Cost $75,126,670)	81,588,248
	Other Assets in Excess of Liabilities – 0.0%	32,782

	TOTAL NET ASSETS – 100.0%	$81,621,030

Aristotle /Saul Global Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

ADR – American Depositary Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Callable.
[2]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $63,525.

[3]	Security is in default.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Aristotle/Saul Global Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sale Contracts	Currency Exchange	Settlement Date	Currency Amount Sold	Value at Settlement Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Australian Dollars	AUD per USD	December 01, 2016	(1,067,939)	$(763,527)	$(816,176)	$(52,649)
Australian Dollars	AUD per USD	March 06, 2017	(1,047,831)	(800,705)	(799,114)	1,591
British Pound	GBP per USD	December 01, 2016	(1,375,379)	(2,024,325)	(1,785,220)	239,105
British Pound	GBP per USD	March 06, 2017	(1,345,688)	(1,812,122)	(1,750,185)	61,937
Canadian Dollars	CAD per USD	December 01, 2016	(3,035,282)	(2,329,736)	(2,314,608)	15,128
Canadian Dollars	CAD per USD	March 06, 2017	(1,905,069)	(1,483,411)	(1,453,745)	29,666
Euro	EUR per USD	December 01, 2016	(1,531,359)	(1,710,901)	(1,725,409)	(14,508)
Euro	EUR per USD	March 06, 2017	(736,401)	(834,419)	(833,347)	1,072
Japanese Yen	JPY per USD	December 01, 2016	(478,144,492)	(4,365,807)	(4,729,219)	(363,412)
Japanese Yen	JPY per USD	March 06, 2017	(87,088,359)	(859,704)	(865,172)	(5,468)
Swiss Franc	CHF per USD	December 01, 2016	(1,464,896)	(1,513,688)	(1,513,946)	(258)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS				$(18,498,345)	$(18,586,141)	$(87,796)

AUD - Australian Dollars
CAD - Canandian Dollars
EUR - Euro
GBP - Bristish Pound
JPY - Japanese Yen
CHF - Swiss Franc

See accompanying Notes to Schedule of Investments.

Aristotle International Equity Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.5%
	COMMUNICATIONS – 4.2%
16,300	KDDI Corp.	$500,710

	CONSUMER DISCRETIONARY – 9.5%
3,200	Cie Financiere Richemont S.A.	194,997
21,800	Compass Group PLC	422,437
17,800	Marui Group Co., Ltd.	233,109
87,200	Samsonite International S.A.	279,934
		1,130,477
	CONSUMER STAPLES – 19.5%
9,900	Diageo PLC	283,655
4,600	Heineken N.V.	404,657
145,200	Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	328,444
8,100	Mondelez International, Inc. - Class A	355,590
2,800	Nestle S.A.	220,628
4,100	Reckitt Benckiser Group PLC	386,086
7,400	Unilever N.V.	341,446
		2,320,506
	ENERGY – 5.6%
15,300	Cameco Corp.	130,726
3,800	Schlumberger Ltd.	298,832
5,100	TOTAL S.A.	241,594
		671,152
	FINANCIALS – 15.8%
30,000	Banco Bilbao Vizcaya Argentaria S.A.	181,375
10,000	Brookfield Asset Management, Inc. - Class A	351,601
23,700	DBS Group Holdings Ltd.	267,466
9,300	Erste Group Bank A.G. *	275,437
19,200	ORIX Corp.	279,749
137,000	Shinsei Bank Ltd.	205,355
23,400	UBS Group A.G. *	318,664
		1,879,647
	HEALTH CARE – 8.4%
20,700	Astellas Pharma, Inc.	321,202
4,000	Medtronic PLC	345,600
4,200	Novartis A.G.	330,293
		997,095
	INDUSTRIALS – 16.5%
14,400	Assa Abloy A.B. - Class B	292,572

Aristotle International Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
18,600	Experian PLC	$372,241
19,200	Kubota Corp.	286,566
4,400	Nidec Corp.	401,882
7,400	Sensata Technologies Holding N.V.*	286,972
2,750	Siemens A.G.	321,894
		1,962,127
	MATERIALS – 5.5%
3,200	BASF S.E.	273,592
39,000	Toray Industries, Inc.	376,520
		650,112
	TECHNOLOGY – 7.6%
4,000	Accenture PLC - Class A	488,680
4,800	Dassault Systemes	416,428
		905,108
	UTILITIES – 4.9%
25,200	AES Corp.	323,820
18,100	National Grid PLC	256,192
		580,012
	TOTAL COMMON STOCKS (Cost $11,142,840)	11,596,946

	TOTAL INVESTMENTS – 97.5% (Cost $11,142,840)	11,596,946
	Other Assets in Excess of Liabilities – 2.5%	296,175

	TOTAL NET ASSETS – 100.0%	$11,893,121

PLC – Public Limited Company

*	Non-income producing security.

See accompanying Notes to Schedule of Investments.

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2016 (Unaudited)

Principal Amount		Value

	BANK LOANS – 34.4%
	CONSUMER DISCRETIONARY – 12.8%
$185,000	Air Canada 2.750%, 9/23/2023[1,2,3]	$185,647
213,388	Allied Universal Holdco LLC 4.750%, 7/28/2022[1,2]	212,854
123,115	Federal-Mogul Holdings Corp. 4.750%, 4/15/2021[1,2]	119,312
245,614	Midas Intermediate Holdco II LLC 4.500%, 8/18/2021[1,2]	248,070
246,222	Nord Anglia Education Finance LLC 5.000%, 3/31/2021[1,2]	247,146
49,375	PetSmart, Inc. 4.250%, 3/11/2022[1,2]	49,532
99,000	TI Group Automotive Systems LLC 4.500%, 6/30/2022[1,2]	99,433
		1,161,994
	CONSUMER STAPLES – 2.7%
245,624	NVA Holdings, Inc. 4.750%, 8/14/2021[1,2]	246,033

	FINANCIALS – 0.4%
38,631	Astro AB Borrower, Inc. 5.500%, 4/30/2022[1,2]	38,631

	HEALTH CARE – 4.9%
225,083	Carestream Health, Inc. 5.000%, 6/7/2019[1,2]	209,769
245,603	Ortho-Clinical Diagnostics, Inc. 4.750%, 6/30/2021[1,2]	240,794
		450,563
	INDUSTRIALS – 3.5%
98,500	NVLX Acquisition LLC 4.500%, 1/28/2022[1,2]	99,075
216,700	Hilex Poly Co. LLC 6.000%, 12/5/2021[1,2]	218,732
		317,807
	MATERIALS – 4.9%
246,248	Ineos U.S. Finance LLC 4.250%, 3/31/2022[1,2]	247,633
197,500	Royal Holdings, Inc. 4.500%, 6/20/2022[1,2]	199,105
		446,738

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Principal Amount		Value

	BANK LOANS (Continued)
	TECHNOLOGY – 5.2%
$122,805	Aricent Technologies 5.500%, 4/14/2021[1,2,3]	$111,330
24,750	Informatica Corp. 4.500%, 8/5/2022[1,2]	24,142
235,989	Presidio, Inc. 5.250%, 2/2/2022[1,2]	236,263
98,750	ViaWest, Inc. 4.500%, 3/30/2022[1,2]	98,781
		470,516
	TOTAL BANK LOANS (Cost $3,146,081)	3,132,282

	CORPORATE BONDS – 62.7%
	COMMUNICATIONS – 8.2%
60,000	CCO Holdings LLC / CCO Holdings Capital Corp. 5.750%, 1/15/2024[1]	63,750
62,000	DISH DBS Corp. 5.875%, 7/15/2022	63,719
65,000	EarthLink Holdings Corp. 7.375%, 6/1/2020[1]	68,331
80,000	Equinix, Inc. 5.375%, 1/1/2022[1]	84,600
105,000	Hughes Satellite Systems Corp. 7.625%, 6/15/2021	111,956
47,000	Level 3 Financing, Inc. 5.375%, 8/15/2022[1]	49,115
75,000	McClatchy Co. 9.000%, 12/15/2022[1]	77,250
74,000	Sprint Capital Corp. 6.900%, 5/1/2019	76,313
52,000	T-Mobile USA, Inc. 6.000%, 4/15/2024[1]	55,640
90,000	Windstream Services LLC 7.750%, 10/15/2020[1]	91,800
		742,474
	CONSUMER DISCRETIONARY – 14.9%
40,000	ADT Corp. 6.250%, 10/15/2021	43,500
49,000	Allegiant Travel Co. 5.500%, 7/15/2019	50,715
45,000	American Airlines 2016-3 Class A Pass-Through Trust 3.250%, 4/15/2030	45,338
50,000	American Airlines Group, Inc. 6.125%, 6/1/2018	52,375

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$90,000	American Honda Finance Corp. 1.700%, 9/9/2021	$89,403
54,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.500%, 4/1/2023[1]	54,472
80,000	Boyd Gaming Corp. 6.875%, 5/15/2023[1]	86,600
45,000	Dana Holding Corp. 5.500%, 12/15/2024[1]	45,900
61,000	FTI Consulting, Inc. 6.000%, 11/15/2022[1]	64,050
85,000	General Motors Financial Co., Inc. 3.450%, 4/10/2022[1]	86,216
75,000	Goodyear Tire & Rubber Co. 5.125%, 11/15/2023[1]	78,187
50,000	Griffon Corp. 5.250%, 3/1/2022[1]	50,188
	Hertz Corp.
27,000	6.750%, 4/15/2019[1]	27,611
65,000	6.250%, 10/15/2022[1]	66,950
80,000	Meritage Homes Corp. 7.150%, 4/15/2020	89,000
50,000	MGM Resorts International 8.625%, 2/1/2019	56,375
46,000	Penn National Gaming, Inc. 5.875%, 11/1/2021[1]	47,495
135,000	PHH Corp. 7.375%, 9/1/2019	139,387
100,000	Quad/Graphics, Inc. 7.000%, 5/1/2022	96,000
5,000	RR Donnelley & Sons Co. 7.000%, 2/15/2022	5,188
37,000	Sonic Automotive, Inc. 7.000%, 7/15/2022[1]	39,035
40,000	United Rentals North America, Inc. 5.750%, 11/15/2024[1]	41,500
		1,355,485
	CONSUMER STAPLES – 1.4%
68,000	Revlon Consumer Products Corp. 5.750%, 2/15/2021[1]	69,360
55,000	Spectrum Brands, Inc. 6.625%, 11/15/2022[1]	59,400
		128,760

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	ENERGY – 12.2%
$50,000	Antero Resources Corp. 5.125%, 12/1/2022[1]	$50,375
90,000	Boardwalk Pipelines LP 5.950%, 6/1/2026[1]	99,501
90,000	Chevron Corp. 2.566%, 5/16/2023[1]	92,161
63,000	Concho Resources, Inc. 6.500%, 1/15/2022[1]	65,363
48,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 6.125%, 3/1/2022[1]	48,480
100,000	Energy Transfer Partners LP 4.050%, 3/15/2025[1]	99,183
70,000	Enterprise Products Operating LLC 7.034%, 1/15/2068[1,2]	73,975
75,000	Genesis Energy LP / Genesis Energy Finance Corp. 6.000%, 5/15/2023[1]	74,438
85,000	Kinder Morgan, Inc. 3.050%, 12/1/2019[1]	86,858
90,000	Magellan Midstream Partners LP 4.250%, 9/15/2046[1]	89,726
45,000	ONEOK, Inc. 4.250%, 2/1/2022[1]	44,100
40,000	Regency Energy Partners LP / Regency Energy Finance Corp. 6.500%, 7/15/2021[1]	41,394
85,000	RSP Permian, Inc. 6.625%, 10/1/2022[1]	89,038
80,000	Sabine Pass Liquefaction LLC 5.625%, 3/1/2025[1]	86,000
25,000	SM Energy Co. 6.750%, 9/15/2026[1]	25,250
40,000	WPX Energy, Inc. 7.500%, 8/1/2020[1]	42,300
		1,108,142
	FINANCIALS – 16.4%
	Air Lease Corp.
50,000	2.125%, 1/15/2018	50,250
80,000	3.375%, 6/1/2021[1]	82,987
25,000	3.750%, 2/1/2022[1]	26,202
70,000	Aircastle Ltd. 5.500%, 2/15/2022[3]	75,425
45,000	Bank of America Corp. 8.000%, 7/29/2049[1,2]	45,900

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$91,000	Capital One Financial Corp. 3.750%, 7/28/2026[1]	$91,322
100,000	CBRE Services, Inc. 5.000%, 3/15/2023[1]	105,331
75,000	Citigroup, Inc. 5.800%, 11/29/2049[1,2]	75,646
55,000	DDR Corp. 3.375%, 5/15/2023[1]	55,434
90,000	Discover Financial Services 3.850%, 11/21/2022	93,364
70,000	Hartford Financial Services Group, Inc. 8.125%, 6/15/2038[1,2]	76,475
85,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 4.875%, 3/15/2019[1]	85,425
45,000	Kennedy-Wilson, Inc. 5.875%, 4/1/2024[1]	45,337
75,000	Morgan Stanley 4.875%, 11/1/2022	82,722
68,000	Nationstar Mortgage LLC / Nationstar Capital Corp. 6.500%, 7/1/2021[1]	66,640
153,000	NewStar Financial, Inc. 7.250%, 5/1/2020[1]	150,705
90,000	Prudential Financial, Inc. 8.875%, 6/15/2038[1,2]	99,900
80,000	Raymond James Financial, Inc. 8.600%, 8/15/2019	93,463
80,000	Vereit Operating Partnership LP 3.000%, 2/6/2019[1]	81,090
		1,483,618
	HEALTH CARE – 1.4%
81,000	HealthSouth Corp. 5.750%, 11/1/2024[1]	83,885
45,000	Shire Acquisitions Investments Ireland DAC 2.875%, 9/23/2023[1,3]	45,218
		129,103
	INDUSTRIALS – 1.4%
75,000	CNH Industrial N.V. 4.500%, 8/15/2023[3]	75,638
50,000	Orbital ATK, Inc. 5.250%, 10/1/2021[1]	52,000
		127,638

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	MATERIALS – 2.0%
$70,000	Huntsman International LLC 4.875%, 11/15/2020[1]	$72,975
100,000	Mercer International, Inc. 7.750%, 12/1/2022[1]	105,875
		178,850
	TECHNOLOGY – 4.4%
52,000	CyrusOne LP / CyrusOne Finance Corp. 6.375%, 11/15/2022[1]	55,071
214,000	Dell, Inc. 5.400%, 9/10/2040	181,900
75,000	Lam Research Corp. 3.900%, 6/15/2026[1]	78,093
80,000	Zebra Technologies Corp. 7.250%, 10/15/2022[1]	86,700
		401,764
	UTILITIES – 0.4%
39,000	Calpine Corp. 5.375%, 1/15/2023[1]	38,854

	TOTAL CORPORATE BONDS (Cost $5,579,391)	5,694,688

	SHORT-TERM INVESTMENTS – 7.4%
668,334	UMB Money Market Fiduciary, 0.010%[4]	668,334

	TOTAL SHORT-TERM INVESTMENTS (Cost $668,334)	668,334

	TOTAL INVESTMENTS – 104.5% (Cost $9,393,806)	9,495,304
	Liabilities in Excess of Other Assets – (4.5)%	(410,134)

	TOTAL NET ASSETS – 100.0%	$9,085,170

LP – Limited Partnership

[1]	Callable.
[2]	Variable, floating or step rate security.
[3]	Foreign security denominated in U.S. dollars.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Aristotle Small Cap Equity Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 94.4%
	COMMUNICATIONS – 0.5%
934	TiVo Corp.*	$18,194

	CONSUMER DISCRETIONARY – 8.7%
5,417	1-800-Flowers.com, Inc. - Class A*	49,674
2,380	Bravo Brio Restaurant Group, Inc.*	11,376
685	Carter's, Inc.	59,396
1,036	DSW, Inc. - Class A	21,217
595	John Wiley & Sons, Inc. - Class A	30,708
1,432	Metaldyne Performance Group, Inc.	22,697
294	Monro Muffler Brake, Inc.	17,984
2,616	Pier 1 Imports, Inc.	11,092
947	Popeyes Louisiana Kitchen, Inc.*	50,324
1,822	World Wrestling Entertainment, Inc. - Class A	38,809
		313,277
	CONSUMER STAPLES – 2.0%
1,668	Chefs' Warehouse, Inc.*	18,581
422	Herbalife Ltd.*1	26,160
432	Nu Skin Enterprises, Inc. - Class A	27,985
		72,726
	ENERGY – 2.7%
4,382	Ardmore Shipping Corp.[1]	30,849
739	Oceaneering International, Inc.	20,330
3,777	Ring Energy, Inc.*	41,358
164	RPC, Inc.*	2,755
		95,292
	FINANCIALS – 16.8%
1,673	American Equity Investment Life Holding Co.	29,662
2,305	Bancorp, Inc.*	14,798
1,016	Berkshire Hills Bancorp, Inc.	28,153
640	Cardinal Financial Corp.	16,698
702	Chemical Financial Corp.	30,979
430	Columbia Banking System, Inc.	14,070
2,290	Customers Bancorp, Inc.*	57,616
1,161	First Financial Bancorp	25,356
788	First Foundation, Inc.*	19,440
853	Great Western Bancorp, Inc.	28,422
3,040	Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT	71,045
119	MarketAxess Holdings, Inc.	19,705
2,352	National Bank Holdings Corp. - Class A	54,966
1,021	Opus Bank	36,113

Aristotle Small Cap Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
741	PacWest Bancorp	$31,796
1,048	PrivateBancorp, Inc.	48,124
1,404	Solar Capital Ltd.	28,810
2,089	Stonegate Mortgage Corp.*	9,568
182	Texas Capital Bancshares, Inc.*	9,996
1,820	Umpqua Holdings Corp.	27,391
		602,708
	HEALTH CARE – 12.9%
612	Amsurg Corp.*	41,034
311	Charles River Laboratories International, Inc.*	25,919
276	Chemed Corp.	38,935
2,444	Cross Country Healthcare, Inc.*	28,790
485	Cynosure, Inc. - Class A*	24,706
740	MEDNAX, Inc.*	49,025
2,730	Merit Medical Systems, Inc.*	66,312
1,009	PAREXEL International Corp.*	70,075
699	Prestige Brands Holdings, Inc.*	33,741
986	Providence Service Corp.*	47,949
1,707	Quidel Corp.*	37,708
		464,194
	INDUSTRIALS – 21.7%
1,151	AerCap Holdings N.V.*1	44,302
503	Albany International Corp. - Class A	21,317
884	Altra Industrial Motion Corp.	25,610
1,306	ArcBest Corp.	24,840
315	AZZ, Inc.	20,560
1,064	Barnes Group, Inc.	43,145
1,803	CAI International, Inc.*	14,911
3,951	Capital Product Partners LP1	12,880
2,313	Casella Waste Systems, Inc. - Class A*	23,824
1,933	Columbus McKinnon Corp.	34,485
4,721	Commercial Vehicle Group, Inc.*	27,287
2,152	DigitalGlobe, Inc.*	59,180
691	Dycom Industries, Inc.*	56,510
472	Genesee & Wyoming, Inc. - Class A*	32,544
5,304	InnerWorkings, Inc.*	49,964
825	Matthews International Corp.	50,127
1,604	Mercury Systems, Inc.*	39,410
1,994	On Assignment, Inc.*	72,362
589	Orbital ATK, Inc.	44,900
701	Titan Machinery, Inc.*	7,290

Aristotle Small Cap Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
2,785	Wabash National Corp.*	$39,659
435	Wabtec Corp.	35,518
		780,625
	MATERIALS – 2.9%
1,854	Alamos Gold, Inc.[1]	15,203
1,037	Kraton Performance Polymers, Inc.*	36,336
2,226	Multi Packaging Solutions International Ltd.*1	32,077
401	Silgan Holdings, Inc.	20,287
		103,903
	REAL ESTATE – 3.5%
2,280	MedEquities Realty Trust, Inc. - REIT*	26,790
1,242	QTS Realty Trust, Inc. - Class A - REIT	65,640
1,404	STAG Industrial, Inc. - REIT	34,412
		126,842
	TECHNOLOGY – 20.1%
1,262	ACI Worldwide, Inc.*	24,457
952	Advanced Energy Industries, Inc.*	45,049
627	Aspen Technology, Inc.*	29,337
735	Belden, Inc.	50,708
951	Benchmark Electronics, Inc.*	23,727
1,506	Bottomline Technologies, Inc.*	35,105
1,898	CalAmp Corp.*	26,477
1,343	Electronics For Imaging, Inc.*	65,699
902	Euronet Worldwide, Inc.*	73,811
255	Gartner, Inc.*	22,555
1,041	Infinera Corp.*	9,400
719	Insight Enterprises, Inc.*	23,403
810	Itron, Inc.*	45,166
1,814	Knowles Corp.*	25,487
1,000	Liquidity Services, Inc.*	11,240
1,479	Microsemi Corp.*	62,088
2,462	Novanta, Inc.*1	42,716
748	Rogers Corp.*	45,688
1,514	SP Plus Corp.*	38,713
1,405	VeriFone Systems, Inc.*	22,115
		722,941
	UTILITIES – 2.6%
884	ALLETE, Inc.	52,704
1,064	Empire District Electric Co.	36,325

Aristotle Small Cap Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UTILITIES (Continued)
62	Unitil Corp.	$2,422
		91,451
	TOTAL COMMON STOCKS (Cost $3,236,846)	3,392,153

	EXCHANGE-TRADED FUNDS – 2.6%
403	iShares Russell 2000 ETF	50,057
407	iShares Russell 2000 Value ETF	42,633

	TOTAL EXCHANGE-TRADED FUNDS (Cost $86,530)	92,690

Principal Amount

	SHORT-TERM INVESTMENTS – 5.5%
$196,202	UMB Money Market Fiduciary, 0.01%[2]	196,202

	TOTAL SHORT-TERM INVESTMENTS (Cost $196,202)	196,202

	TOTAL INVESTMENTS – 102.5% (Cost $3,519,578)	3,681,045
	Liabilities in Excess of Other Assets – (2.5)%	(90,420)

	TOTAL NET ASSETS – 100.0%	$3,590,625

LP – Limited Partnership
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Aristotle Value Equity Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.9%
	CONSUMER DISCRETIONARY – 8.8%
529	Home Depot, Inc.	$68,072
1,234	Lennar Corp. - Class A	52,247
706	Time Warner, Inc.	56,205
		176,524
	CONSUMER STAPLES – 13.0%
929	Archer-Daniels-Midland Co.	39,176
1,047	Coty, Inc. - Class A	24,604
346	Diageo PLC - ADR[1]	40,150
1,097	Mondelez International, Inc. - Class A	48,158
1,099	Unilever N.V.[1]	50,664
737	Walgreens Boots Alliance, Inc.	59,417
		262,169
	ENERGY – 9.1%
665	EQT Corp.	48,292
850	Halliburton Co.	38,148
674	Phillips 66	54,291
232	Pioneer Natural Resources Co.	43,071
		183,802
	FINANCIALS – 20.7%
496	Ameriprise Financial, Inc.	49,486
5,070	Banco Bilbao Vizcaya Argentaria S.A. - ADR[1]	30,217
3,026	Bank of America Corp.	47,357
381	BOK Financial Corp.	26,278
399	Chubb Ltd.[1]	50,134
367	Cullen/Frost Bankers, Inc.	26,402
674	First Republic Bank	51,972
481	JPMorgan Chase & Co.	32,030
309	M&T Bank Corp.	35,875
5,884	Mitsubishi UFJ Financial Group, Inc. - ADR[1]	29,714
896	PayPal Holdings, Inc.*	36,709
		416,174
	HEALTH CARE – 16.7%
886	AbbVie, Inc.	55,880
300	Amgen, Inc.	50,043
1,390	Baxter International, Inc.	66,164
573	Danaher Corp.	44,917
791	Medtronic PLC[1]	68,342

Aristotle Value Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
662	Novartis A.G. - ADR[1]	$52,272
		337,618
	INDUSTRIALS – 6.5%
358	Deere & Co.	30,556
339	General Dynamics Corp.	52,599
843	Oshkosh Corp.	47,208
		130,363
	MATERIALS – 7.6%
930	Dow Chemical Co.	48,202
322	Martin Marietta Materials, Inc.	57,673
460	PPG Industries, Inc.	47,546
		153,421
	TECHNOLOGY – 11.8%
592	Adobe Systems, Inc.*	64,256
916	Microchip Technology, Inc.	56,920
1,058	Microsoft Corp.	60,941
788	Texas Instruments, Inc.	55,302
		237,419
	UTILITIES – 3.7%
2,953	AES Corp.	37,946
668	National Fuel Gas Co.	36,119
		74,065
	TOTAL COMMON STOCKS (Cost $1,983,832)	1,971,555

Principal Amount

	SHORT-TERM INVESTMENTS – 1.9%
$38,718	UMB Money Market Fiduciary, 0.010%[2]	38,718

	TOTAL SHORT-TERM INVESTMENTS (Cost $38,718)	38,718

	TOTAL INVESTMENTS – 99.8% (Cost $2,022,550)	2,010,273
	Other Assets in Excess of Liabilities – 0.2%	3,792

	TOTAL NET ASSETS – 100.0%	$2,014,065

Aristotle Value Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

ADR – American Depositary Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Aristotle Funds
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited)

Note 1 – Organization
Aristotle/Saul Global Opportunities Fund (the ‘‘Saul Global Opportunities Fund’’), Aristotle International Equity Fund (the “International Equity Fund”), Aristotle Strategic Credit Fund (the “Strategic Credit Fund”), Aristotle Small Cap Equity Fund (the “Small Cap Equity Fund”) and Aristotle Value Equity Fund (the “Value Equity Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Saul Global Opportunities Fund is a diversified Fund, the International Equity Fund is a non-diversified Fund, the Strategic Credit Fund is a diversified Fund, the Small Cap Equity Fund is a diversified fund, and the Value Equity Fund is a diversified fund.

The Saul Global Opportunities Fund’s primary investment objective is to maximize long term capital appreciation and income. Prior to January 17, 2014, the Fund was known as Aristotle/Saul Opportunity Fund. The Fund commenced investment operations on March 30, 2012.

The International Equity Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on March 31, 2014.

The Strategic Credit Fund’s primary investment objectives are to seek income and capital appreciation. The Fund commenced investment operations on December 31, 2014.

The Small Cap Equity Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on October 30, 2015.

The Value Equity Fund’s primary investment objective is to maximize long-term capital appreciation. The Fund commenced investment operations on August 31, 2016.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Aristotle Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2016 (Unaudited)

(b) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

Note 3 – Federal Income Taxes
At September 30, 2016, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

	Saul Global Opportunities Fund	International Equity Fund	Strategic Credit Fund	Small Cap Equity Fund	Value Equity Fund
Cost of investments	$75,126,670	$11,441,621	$9,393,806	$3,519,821	$2,022,550

Gross unrealized appreciation	$10,858,842	$896,166	$148,183	$326,196	$22,175
Gross unrealized depreciation	(4,397,264)	(740,841)	(46,685)	(164,972)	(34,452)

Net unrealized appreciation (depreciation) on investments	$6,461,578	$155,325	$101,498	$161,224	$(12,277)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

Aristotle Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2016 (Unaudited)

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2016, in valuing the Funds’ assets carried at fair value:

Saul Global Opportunities Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks[1]	$69,976,228	$-	$-	$69,976,228
Corporate Bonds[2]	-	63,525	-	63,525
Short-Term Investments	11,548,495	-	-	11,548,495
Total Investments	$81,524,723	$63,525	$-	$81,588,248
Other Financial Instruments[3]
Forward Contracts	$-	$348,499	$-	$348,499
Total Assets	$81,524,723	$412,024	$-	$81,936,747

Liabilities
Other Financial Instruments[3]
Forward Contracts	$-	$436,295	$-	$436,295
Total Liabilities	$-	$436,295	$-	$436,295

Aristotle Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2016 (Unaudited)

International Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$11,596,946	$-	$-	$11,596,946
Total Investments	$11,596,946	$-	$-	$11,596,946

Strategic Credit Fund	Level 1	Level 2	Level 3**	Total
Investments
Bank Loans[2]	$-	$3,132,282	$-	$3,132,282
Corporate Bonds[2]	-	5,694,688	-	5,694,688
Short-Term Investments	668,334	-	-	668,334
Total Investments	$668,334	$8,826,970	$-	$9,495,304

Small Cap Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$3,392,153	$-	$-	$3,392,153
Exchange-Traded Funds	92,690	-	-	92,690
Short-Term Investments	196,202	-	-	196,202
Total Investments	$3,681,045	$-	$-	$3,681,045

Value Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$1,971,555	$-	$-	$1,971,555
Short-Term Investments	38,718	-	-	38,718
Total Investments	$2,010,273	$-	$-	$2,010,273

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
[2]	All corporate bonds and bank loans held in the Fund are Level 2 securities. For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.
[3]
Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. Transfers between Level 1 and Level 2 relate to the use of systematic fair valuation. When systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2. As of December 31, 2015, Saul Global Opportunities Fund and International Equity Fund held Level 2 securities as a result of certain foreign markets being closed. At September 30, 2016, those particular foreign markets were open resulting in $19,736,207 and $3,780,932, respectively, transferring out of Level 2 into Level 1.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President
Date:	11/29/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	11/29/16

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	11/29/16